Interests in Resource Properties (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	$ 79,147
Decommissioning obligations (Note 19)	13,699	$ 13,219
Ending balance	92,551	79,147
Interest in an iron ore mine
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	30,000
Ending balance	30,000	30,000
Interest in an iron ore mine | Costs
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	30,000	0
Decommissioning obligations (Note 19)	0	0
Reclassification to refinery and power plants		0
Reclassified from assets held for sale		30,000
Reversal of impairment losses	0	0
Ending balance	30,000	30,000
Interest in an iron ore mine | Accumulated depreciation
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	0	0
Additions	0	0
Reclassification to refinery and power plants		0
Reclassified from assets held for sale		0
Reversal of impairment losses	0	0
Ending balance	0	0
Hydrocarbon development and production assets
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	29,692
Ending balance	40,849	29,692
Hydrocarbon development and production assets | Costs
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	32,353	0
Decommissioning obligations (Note 19)	254	(4,988)
Reclassification to refinery and power plants		(5,000)
Reclassified from assets held for sale		34,669
Reversal of impairment losses	13,264	7,672
Ending balance	45,871	32,353
Hydrocarbon development and production assets | Accumulated depreciation
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	2,661	0
Additions	2,361	2,661
Reclassification to refinery and power plants		0
Reclassified from assets held for sale		0
Reversal of impairment losses	0	0
Ending balance	5,022	2,661
Hydrocarbon development and production assets and iron ore mine
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	59,692	0
Ending balance	70,849	59,692
Hydrocarbon development and production assets and iron ore mine | Costs
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	62,353	0
Decommissioning obligations (Note 19)	254	(4,988)
Reclassification to refinery and power plants		(5,000)
Reclassified from assets held for sale		64,669
Reversal of impairment losses	13,264	7,672
Ending balance	75,871	62,353
Hydrocarbon development and production assets and iron ore mine | Accumulated depreciation
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	2,661	0
Additions	2,361	2,661
Reclassification to refinery and power plants		0
Reclassified from assets held for sale		0
Reversal of impairment losses	0	0
Ending balance	$ 5,022	$ 2,661